Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (15,343)	$ (2,602)	$ (11,799)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,381	1,904	2,931
Amortization of debt discounts and financing issuance costs	168
Long-lived asset impairment	411
Change in carrying value of contingent liability	(668)
Provision for adjustments to accounts receivable and doubtful accounts	70	31	347
Provision for excess and obsolete inventory	11	48	124
Loss on disposal of fixed assets	27	1
Tax benefits from stock-based compensation		(5)
Non-cash compensation related to stock options and restricted stock	1,528	2,158	3,652
Deferred income taxes	(137)		(2)
Change in operating accounts:
Accounts receivable	3,368	40	(1,000)
Income tax receivable	115	688	(7)
Inventories	16	10	(54)
Prepaid expenses and other assets	344	92	114
Accounts payable and accrued liabilities	(1,966)	(1,362)	(2,189)
Deferred revenue	(828)	(1,058)	1,034
Net cash used in operating activities	(11,503)	(55)	(6,849)
Investing activities:
Acquisition of Birdstep Technology, net of cash received	(1,927)
Acquisition of iMobileMagic, net of cash received	(558)
Capital expenditures	(500)	(124)	(216)
Proceeds from the sale of short-term investments	4,079		198
Purchases of short-term investments		(1,199)
Net cash provided by (used in) investing activities	1,094	(1,323)	(18)
Financing activities:
Cash received from issuance of common stock, net of offering costs			5,242
Cash received from related-party notes payable, net of issuance costs ($97)	1,903
Cash received from notes payable, net of issuance costs ($97)	1,903
Cash received from stock sale for employee stock purchase plan	13	17	21
Cash received from exercise of stock options		10	6
Tax benefits received from stock-based compensation		5
Net cash provided by financing activities	3,819	32	5,269
Net decrease in cash and cash equivalents	(6,590)	(1,346)	(1,598)
Cash and cash equivalents, beginning of period	8,819	10,165	11,763
Cash and cash equivalents, end of period	2,229	8,819	10,165
Supplemental disclosures of cash flow information:
Cash paid for income taxes	27	17	$ 75
Cash paid for interest expense	21
Change in unrealized gain (loss) on short-term investments	$ 2	$ (1)